CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($) shares in Thousands, $ in Thousands		Total	Common Stock Class A Common Stock	Common Stock Class B Common Stock		Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2019	[1]	190,477
Balance at beginning of period at Dec. 31, 2019		$ 447,166
Balance at end of period (in shares) at Dec. 31, 2020	[1]	190,477
Balance at end of period at Dec. 31, 2020		$ 447,166
Balance at beginning of period (in shares) at Dec. 31, 2019			0	97,777	[1]
Balance at beginning of period at Dec. 31, 2019		(257,296)	$ 0	$ 10		$ 52,439	$ 35	$ (309,780)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock (in shares)	[1]			6,801
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock		6,367				6,367
Cancellation of restricted stock and unvested common stock issued in connection with acquisition (in shares)	[1]			(801)
Release of holdback stock in connection with acquisition		291				291
Vesting of early exercised stock options		522				522
Vesting of restricted stock		5,718				5,718
Stock-based compensation		22,608				22,608
Other comprehensive income (loss)		(832)					(832)
Net loss		(75,234)						(75,234)
Balance at end of period (in shares) at Dec. 31, 2020			0	103,777	[1]
Balance at end of period at Dec. 31, 2020		$ (297,856)	$ 0	$ 10		87,945	(797)	(385,014)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of redeemable convertible preferred stock into Class B common stock in connection with the Reverse Recapitalization (in shares)	[1]	(190,477)
Conversion of redeemable convertible preferred stock into Class B common stock in connection with the Reverse Recapitalization		$ (447,166)
Balance at end of period (in shares) at Dec. 31, 2021		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of redeemable convertible preferred stock into Class B common stock in connection with the Reverse Recapitalization (in shares)	[1]			190,477
Conversion of redeemable convertible preferred stock into Class B common stock in connection with the Reverse Recapitalization		$ 447,166		$ 19		447,147
Issuance of common stock upon the Reverse Recapitalization, net of issuance costs (in shares)			78,954
Issuance of common stock upon the Reverse Recapitalization, net of issuance costs		622,588	$ 8			622,580
Release of restricted stock units (in shares)	[1]			101
Tax withholdings on release of restricted stock units		$ (863)				(863)
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock (in shares)		10,325		10,325	[1]
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock		$ 15,334		$ 1		15,333
Issuance of common stock in connection with acquisition (in shares)	[1]			21
Vesting of early exercised stock options		442				442
Vesting of restricted stock		5,717				5,717
Stock-based compensation		47,514				47,514
Other comprehensive income (loss)		268					268
Net loss		(95,325)						(95,325)
Balance at end of period (in shares) at Dec. 31, 2021			78,954	304,701	[1]
Balance at end of period at Dec. 31, 2021		$ 744,985	$ 8	$ 30		$ 1,225,815	$ (529)	$ (480,339)

[1]	The shares of the Company’s common and redeemable convertible preferred stock prior to the Reverse Recapitalization (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of 3.1057 established in the Merger Agreement as described in Note 3.